RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company's borrowing arrangements to be kept as part of the security required under the respective loan agreements. The current and non-current restricted cash amounted to RMB284,047 (US$45,593) (2011: RMB2,512) and nil (2011: RMB22,012), as of December 31, 2012 respectively, based on the classification of the underlying financing (note 18).